Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000206025
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class A
Trading Symbol	EIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$176	1.75%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,736,318
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 1,715,592
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,736,318 Number of Portfolio Holdings154 Advisory Fee (net of waivers)$1,715,592 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	78.5%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%
CMBS	17.7%
CMO	26.2%
ABS	34.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terwin Mortgage Trust, 2006-3 2A3, 5.054%, 04/25/37	9.6%
Morgan Stanley Mortgage Loan Trust, 2006-15XS A6B, 4.262%, 11/25/36	6.0%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	5.0%
Starwood Retail Property Trust, 2014-STAR A, 7.500%, 11/15/27	4.7%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.158%, 10/12/52	4.6%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.691%, 06/25/46	4.1%
Structured Asset Securities Corp Mortgage Loan Trust, 2005-NC2 M7, 5.484%, 05/25/35	4.1%
Park Place Securities Inc Asset-Backed Pass-Through Certificates, 2004-WCW2 M6, 6.609%, 10/25/34	3.7%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.6%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.554%, 10/25/36	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000206026
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class C
Trading Symbol	EIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.50%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,736,318
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 1,715,592
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,736,318 Number of Portfolio Holdings154 Advisory Fee (net of waivers)$1,715,592 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	78.5%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%
CMBS	17.7%
CMO	26.2%
ABS	34.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terwin Mortgage Trust, 2006-3 2A3, 5.054%, 04/25/37	9.6%
Morgan Stanley Mortgage Loan Trust, 2006-15XS A6B, 4.262%, 11/25/36	6.0%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	5.0%
Starwood Retail Property Trust, 2014-STAR A, 7.500%, 11/15/27	4.7%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.158%, 10/12/52	4.6%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.691%, 06/25/46	4.1%
Structured Asset Securities Corp Mortgage Loan Trust, 2005-NC2 M7, 5.484%, 05/25/35	4.1%
Park Place Securities Inc Asset-Backed Pass-Through Certificates, 2004-WCW2 M6, 6.609%, 10/25/34	3.7%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.6%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.554%, 10/25/36	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000206024
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class I
Trading Symbol	EIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,736,318
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 1,715,592
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,736,318 Number of Portfolio Holdings154 Advisory Fee (net of waivers)$1,715,592 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	78.5%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%
CMBS	17.7%
CMO	26.2%
ABS	34.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terwin Mortgage Trust, 2006-3 2A3, 5.054%, 04/25/37	9.6%
Morgan Stanley Mortgage Loan Trust, 2006-15XS A6B, 4.262%, 11/25/36	6.0%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	5.0%
Starwood Retail Property Trust, 2014-STAR A, 7.500%, 11/15/27	4.7%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.158%, 10/12/52	4.6%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.691%, 06/25/46	4.1%
Structured Asset Securities Corp Mortgage Loan Trust, 2005-NC2 M7, 5.484%, 05/25/35	4.1%
Park Place Securities Inc Asset-Backed Pass-Through Certificates, 2004-WCW2 M6, 6.609%, 10/25/34	3.7%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.6%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.554%, 10/25/36	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143109
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class A
Trading Symbol	IIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,069,795
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 183,437
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,069,795 Number of Portfolio Holdings22 Advisory Fee (net of waivers)$183,437 Portfolio Turnover99%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	28.6%
Corporate Bonds	63.3%
Money Market Funds	8.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Materials	3.2%
Energy	3.6%
Communications	4.9%
Technology	7.3%
Money Market Funds	8.0%
Industrials	9.2%
Consumer Discretionary	13.8%
Financials	48.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	7.0%
PennyMac Corporation, 5.500%, due 03/15/26	5.8%
Arbor Realty Trust, Inc., 7.500%, due 08/1/25	4.9%
Ares Capital Corporation, 2.875%, due 06/15/28	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
Ford Motor Company, 9.625%, due 04/22/30	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Uber Technologies, Inc., 7.500%, due 09/15/27	4.6%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143110
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class C
Trading Symbol	IIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,069,795
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 183,437
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,069,795 Number of Portfolio Holdings22 Advisory Fee (net of waivers)$183,437 Portfolio Turnover99%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	28.6%
Corporate Bonds	63.3%
Money Market Funds	8.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Materials	3.2%
Energy	3.6%
Communications	4.9%
Technology	7.3%
Money Market Funds	8.0%
Industrials	9.2%
Consumer Discretionary	13.8%
Financials	48.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	7.0%
PennyMac Corporation, 5.500%, due 03/15/26	5.8%
Arbor Realty Trust, Inc., 7.500%, due 08/1/25	4.9%
Ares Capital Corporation, 2.875%, due 06/15/28	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
Ford Motor Company, 9.625%, due 04/22/30	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Uber Technologies, Inc., 7.500%, due 09/15/27	4.6%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143111
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class I
Trading Symbol	IIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,069,795
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 183,437
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,069,795 Number of Portfolio Holdings22 Advisory Fee (net of waivers)$183,437 Portfolio Turnover99%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	28.6%
Corporate Bonds	63.3%
Money Market Funds	8.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Materials	3.2%
Energy	3.6%
Communications	4.9%
Technology	7.3%
Money Market Funds	8.0%
Industrials	9.2%
Consumer Discretionary	13.8%
Financials	48.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	7.0%
PennyMac Corporation, 5.500%, due 03/15/26	5.8%
Arbor Realty Trust, Inc., 7.500%, due 08/1/25	4.9%
Ares Capital Corporation, 2.875%, due 06/15/28	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
Ford Motor Company, 9.625%, due 04/22/30	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Uber Technologies, Inc., 7.500%, due 09/15/27	4.6%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000121700
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class A
Trading Symbol	CFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/CIFC Senior Secured Income Fund	Catalyst/CIFC Senior Secured Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Jun-2015	$10,000	$9,528	$10,000	$10,000
Jun-2016	$9,454	$9,008	$10,600	$10,069
Jun-2017	$10,239	$9,756	$10,567	$10,747
Jun-2018	$11,011	$10,491	$10,525	$11,148
Jun-2019	$11,477	$10,936	$11,353	$11,619
Jun-2020	$11,470	$10,929	$12,345	$11,565
Jun-2021	$12,512	$11,922	$12,304	$12,648
Jun-2022	$12,023	$11,455	$11,038	$12,114
Jun-2023	$13,119	$12,500	$10,934	$13,541
Jun-2024	$14,600	$13,912	$11,222	$15,001
Jun-2025	$15,660	$14,922	$11,904	$16,168

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund
Without Load	7.26%	6.43%	4.59%
With Load	2.19%	5.40%	4.08%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 658,398,552
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 3,955,377
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$658,398,552 Number of Portfolio Holdings269 Advisory Fee (net of waivers)$3,955,377 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121701
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C
Trading Symbol	CFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.90%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,380	$10,600	$10,069
Jun-2017	$10,099	$10,567	$10,747
Jun-2018	$10,769	$10,525	$11,148
Jun-2019	$11,143	$11,353	$11,619
Jun-2020	$11,053	$12,345	$11,565
Jun-2021	$11,970	$12,304	$12,648
Jun-2022	$11,416	$11,038	$12,114
Jun-2023	$12,365	$10,934	$13,541
Jun-2024	$13,646	$11,222	$15,001
Jun-2025	$14,544	$11,904	$16,168

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	6.58%	5.64%	3.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 658,398,552
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 3,955,377
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$658,398,552 Number of Portfolio Holdings269 Advisory Fee (net of waivers)$3,955,377 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000240463
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C1
Trading Symbol	CFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$196	1.90%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Nov-2022	$10,000	$10,000	$10,000
Jun-2023	$10,741	$10,515	$10,826
Jun-2024	$11,852	$10,792	$11,993
Jun-2025	$12,631	$11,447	$12,926

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 1, 2022)
Catalyst/CIFC Senior Secured Income Fund	6.58%	9.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.21%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	10.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 658,398,552
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 3,955,377
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$658,398,552 Number of Portfolio Holdings269 Advisory Fee (net of waivers)$3,955,377 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121702
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class I
Trading Symbol	CFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,478	$10,600	$10,069
Jun-2017	$10,314	$10,567	$10,747
Jun-2018	$11,117	$10,525	$11,148
Jun-2019	$11,617	$11,353	$11,619
Jun-2020	$11,641	$12,345	$11,565
Jun-2021	$12,728	$12,304	$12,648
Jun-2022	$12,246	$11,038	$12,114
Jun-2023	$13,411	$10,934	$13,541
Jun-2024	$14,946	$11,222	$15,001
Jun-2025	$16,088	$11,904	$16,168

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	7.64%	6.68%	4.87%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 658,398,552
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 3,955,377
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$658,398,552 Number of Portfolio Holdings269 Advisory Fee (net of waivers)$3,955,377 Portfolio Turnover117%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000102758
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class A
Trading Symbol	TRXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.22%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,595,906
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,595,906 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	54.8%
Corporate Bonds	37.8%
Exchange-Traded Funds	3.8%
Money Market Funds	1.7%
Preferred Stocks	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.7%
Real Estate	2.0%
Utilities	2.2%
Energy	3.5%
Commodity	3.8%
Industrials	6.0%
Materials	7.2%
Consumer Discretionary	10.5%
Health Care	10.6%
Technology	10.7%
Communications	11.5%
Financials	14.9%
Consumer Staples	15.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	4.1%
SPDR Gold MiniShares Trust	3.8%
Belo Corporation, 7.750%, 06/01/27	3.3%
ArcelorMittal S.A., 6.550%, 11/29/27	2.9%
Orange S.A.	2.7%
Cisco Systems, Inc.	2.5%
Sanofi S.A.	2.5%
Takeda Pharmaceutical Company Ltd.	2.4%
Nestle S.A.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000102759
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class C
Trading Symbol	TRXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.97%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,595,906
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,595,906 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	54.8%
Corporate Bonds	37.8%
Exchange-Traded Funds	3.8%
Money Market Funds	1.7%
Preferred Stocks	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.7%
Real Estate	2.0%
Utilities	2.2%
Energy	3.5%
Commodity	3.8%
Industrials	6.0%
Materials	7.2%
Consumer Discretionary	10.5%
Health Care	10.6%
Technology	10.7%
Communications	11.5%
Financials	14.9%
Consumer Staples	15.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	4.1%
SPDR Gold MiniShares Trust	3.8%
Belo Corporation, 7.750%, 06/01/27	3.3%
ArcelorMittal S.A., 6.550%, 11/29/27	2.9%
Orange S.A.	2.7%
Cisco Systems, Inc.	2.5%
Sanofi S.A.	2.5%
Takeda Pharmaceutical Company Ltd.	2.4%
Nestle S.A.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000142549
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class I
Trading Symbol	TRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,595,906
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,595,906 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	54.8%
Corporate Bonds	37.8%
Exchange-Traded Funds	3.8%
Money Market Funds	1.7%
Preferred Stocks	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.7%
Real Estate	2.0%
Utilities	2.2%
Energy	3.5%
Commodity	3.8%
Industrials	6.0%
Materials	7.2%
Consumer Discretionary	10.5%
Health Care	10.6%
Technology	10.7%
Communications	11.5%
Financials	14.9%
Consumer Staples	15.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	4.1%
SPDR Gold MiniShares Trust	3.8%
Belo Corporation, 7.750%, 06/01/27	3.3%
ArcelorMittal S.A., 6.550%, 11/29/27	2.9%
Orange S.A.	2.7%
Cisco Systems, Inc.	2.5%
Sanofi S.A.	2.5%
Takeda Pharmaceutical Company Ltd.	2.4%
Nestle S.A.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000064375
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class A
Trading Symbol	HIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.48%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,940,694
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 20,180
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,940,694 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$20,180 Portfolio Turnover54%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	23.4%
Corporate Bonds	65.2%
Exchange-Traded Funds	4.9%
Money Market Funds	6.4%
Preferred Stocks	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Consumer Staples	0.9%
Industrials	1.0%
Energy	4.0%
Fixed Income	4.8%
Communications	4.8%
Money Market Funds	6.3%
Real Estate	10.3%
Technology	10.7%
Materials	13.3%
Financials	18.7%
Consumer Discretionary	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/15/27	5.8%
Capital Southwest Corporation, 5.125%, 11/15/29	5.5%
Coeur Mining, Inc., 5.125%, 02/15/29	5.3%
SPDR Portfolio High Yield Bond ETF	4.8%
Office Properties Income Trust, 9.000%, 09/30/29	4.5%
United States Steel Corporation, 6.650%, 06/01/37	4.4%
Kohl's Corporation, 5.550%, 07/17/45	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
EZCORP, Inc., 3.750%, 12/15/29	3.6%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000064376
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class C
Trading Symbol	HIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.23%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,940,694
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 20,180
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,940,694 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$20,180 Portfolio Turnover54%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	23.4%
Corporate Bonds	65.2%
Exchange-Traded Funds	4.9%
Money Market Funds	6.4%
Preferred Stocks	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Consumer Staples	0.9%
Industrials	1.0%
Energy	4.0%
Fixed Income	4.8%
Communications	4.8%
Money Market Funds	6.3%
Real Estate	10.3%
Technology	10.7%
Materials	13.3%
Financials	18.7%
Consumer Discretionary	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/15/27	5.8%
Capital Southwest Corporation, 5.125%, 11/15/29	5.5%
Coeur Mining, Inc., 5.125%, 02/15/29	5.3%
SPDR Portfolio High Yield Bond ETF	4.8%
Office Properties Income Trust, 9.000%, 09/30/29	4.5%
United States Steel Corporation, 6.650%, 06/01/37	4.4%
Kohl's Corporation, 5.550%, 07/17/45	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
EZCORP, Inc., 3.750%, 12/15/29	3.6%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000128969
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class I
Trading Symbol	HIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.23%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,940,694
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 20,180
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,940,694 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$20,180 Portfolio Turnover54%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	23.4%
Corporate Bonds	65.2%
Exchange-Traded Funds	4.9%
Money Market Funds	6.4%
Preferred Stocks	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Consumer Staples	0.9%
Industrials	1.0%
Energy	4.0%
Fixed Income	4.8%
Communications	4.8%
Money Market Funds	6.3%
Real Estate	10.3%
Technology	10.7%
Materials	13.3%
Financials	18.7%
Consumer Discretionary	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/15/27	5.8%
Capital Southwest Corporation, 5.125%, 11/15/29	5.5%
Coeur Mining, Inc., 5.125%, 02/15/29	5.3%
SPDR Portfolio High Yield Bond ETF	4.8%
Office Properties Income Trust, 9.000%, 09/30/29	4.5%
United States Steel Corporation, 6.650%, 06/01/37	4.4%
Kohl's Corporation, 5.550%, 07/17/45	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
EZCORP, Inc., 3.750%, 12/15/29	3.6%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000064377
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class A
Trading Symbol	TRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.58%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,142,271
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,448
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,142,271 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$35,448 Portfolio Turnover62%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.5%
Common Stocks	41.1%
Convertible Bonds	11.4%
Corporate Bonds	24.6%
Exchange-Traded Funds	6.1%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.4%
Industrials	0.4%
Communications	1.1%
Money Market Funds	2.6%
Equity	3.1%
Fixed Income	3.9%
Technology	7.1%
Energy	7.2%
Consumer Discretionary	15.3%
Collateral for Securities Loaned	16.7%
Real Estate	20.0%
Financials	38.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27	5.7%
Trinity Capital, Inc.	5.5%
VICI Properties, Inc.	5.3%
Office Properties Income Trust, 9.000%, 09/30/29	4.4%
Main Street Capital Corporation	4.0%
SPDR Portfolio High Yield Bond ETF	3.9%
Transocean, Inc., 6.800%, 03/15/38	3.7%
WisdomTree, Inc., 5.750%, 08/15/28	3.2%
Riot Platforms, Inc., 0.750%, 01/15/30	3.2%
Carlyle Group, Inc. (The)	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000064378
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class C
Trading Symbol	TRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.33%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,142,271
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,448
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,142,271 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$35,448 Portfolio Turnover62%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.5%
Common Stocks	41.1%
Convertible Bonds	11.4%
Corporate Bonds	24.6%
Exchange-Traded Funds	6.1%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.4%
Industrials	0.4%
Communications	1.1%
Money Market Funds	2.6%
Equity	3.1%
Fixed Income	3.9%
Technology	7.1%
Energy	7.2%
Consumer Discretionary	15.3%
Collateral for Securities Loaned	16.7%
Real Estate	20.0%
Financials	38.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27	5.7%
Trinity Capital, Inc.	5.5%
VICI Properties, Inc.	5.3%
Office Properties Income Trust, 9.000%, 09/30/29	4.4%
Main Street Capital Corporation	4.0%
SPDR Portfolio High Yield Bond ETF	3.9%
Transocean, Inc., 6.800%, 03/15/38	3.7%
WisdomTree, Inc., 5.750%, 08/15/28	3.2%
Riot Platforms, Inc., 0.750%, 01/15/30	3.2%
Carlyle Group, Inc. (The)	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000128970
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class I
Trading Symbol	TRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 18,142,271
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,448
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,142,271 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$35,448 Portfolio Turnover62%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.5%
Common Stocks	41.1%
Convertible Bonds	11.4%
Corporate Bonds	24.6%
Exchange-Traded Funds	6.1%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.4%
Industrials	0.4%
Communications	1.1%
Money Market Funds	2.6%
Equity	3.1%
Fixed Income	3.9%
Technology	7.1%
Energy	7.2%
Consumer Discretionary	15.3%
Collateral for Securities Loaned	16.7%
Real Estate	20.0%
Financials	38.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27	5.7%
Trinity Capital, Inc.	5.5%
VICI Properties, Inc.	5.3%
Office Properties Income Trust, 9.000%, 09/30/29	4.4%
Main Street Capital Corporation	4.0%
SPDR Portfolio High Yield Bond ETF	3.9%
Transocean, Inc., 6.800%, 03/15/38	3.7%
WisdomTree, Inc., 5.750%, 08/15/28	3.2%
Riot Platforms, Inc., 0.750%, 01/15/30	3.2%
Carlyle Group, Inc. (The)	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/